Debt Instruments Issued and Other Financial Liabilities - Summary of Others Financial Obligations (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Amounts due to credit card transactions	$ 12,390	$ 16,255
Others	10
Totals short-term financial liabilities	12,400	16,255
After 1 year but within 2 years	12,400	17,066
Public Sector Liabilities [member]
Disclosure of detailed information about borrowings [line items]
After 1 year but within 2 years	$ 10
Public Sector Liabilities [member] | 1 year [member]
Disclosure of detailed information about borrowings [line items]
After 1 year but within 2 years		811
Foreign Borrowings [member]
Disclosure of detailed information about borrowings [line items]
After 1 year but within 2 years		$ 811